SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of earnings per share, basic and diluted

	Three Months Ended
	September 30,
	2023		2022
	Redeemable Common Stock	Non-Redeemable Common Stock	Redeemable Common Stock	Non-Redeemable Common Stock
Basic and diluted net income per share
Numerator:
Allocation of net income	$251,345	$176,058	$632,482	$158,121

Denominator: Weighted average non-redeemable common stock
Weighted average shares outstanding	9,850,641	6,900,000	27,600,000	6,900,000
Basic and diluted net income per share	$0.03	$0.03	$0.02	$0.02

	Nine Months Ended
	September 30,
	2023		2022
	Redeemable Common Stock	Non-Redeemable Common Stock	Redeemable Common Stock	Non-Redeemable Common Stock
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$(658,531)	$(249,147)	$462,276	$115,569

Denominator: Weighted average non-redeemable common stock
Weighted average shares outstanding	18,237,701	6,900,000	27,600,000	6,900,000
Basic and diluted net income (loss) per share	$(0.04)	$(0.04)	$0.02	$0.02

	For the year ended December 31, 2022	For the Period from March 24, 2021 (inception) through December 31, 2021
Net income (loss) subject to possible redemption	$1,297,593	$(248,154)
Accretion of temporary equity to redemption value	—	(22,104,629)
Net income (loss) including accretion of temporary equity to redemption value	$1,297,593	$(22,352,783)

	For the year ended December 31, 2022		For the Period from March 24, 2021 (inception) through December 31, 2021
	Redeemable Common Stock	Non-Redeemable Common Stock	Redeemable Common Stock	Non-Redeemable Common Stock
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including accretion of temporary equity	$1,038,074	$259,519	$(8,825,992)	$(13,526,791)
Accretion of temporary equity to redemption value	—	—	22,104,629	—
Allocation of net income (loss)	$1,038,074	$259,519	$13,278,637	$(13,526,791)

Denominator: Weighted average non-redeemable common stock
Weighted average shares outstanding	27,600,000	6,900,000	4,502,128	6,900,000
Basic and diluted net income (loss) per share	$0.04	$0.04	$2.95	$(1.96)